Summary of Significant Accounting Policies: Intangible Asset - Pharmaceutical Formulas (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Intangible Asset - Pharmaceutical Formulas

Intangible Asset – Pharmaceutical Formulas

The Company has purchased pharmaceutical formulas that were approved by the State Food and Drug Administration of China (“SFDA”). These formulas can be renewed every 5 years without limitation for a minimum fee and are subject to certain protections under PRC drug regulations for an indefinite period of time. These regulations mitigate competition and the ability of other suppliers to replicate the Company’s products or produce comparable substitutes. These intangible assets are measured initially at cost not subject to amortization and are tested for impairment annually or in interim reporting periods if events or changes in circumstances indicate that the carrying amounts of these intangible assets might not be recoverable.

During the year ended June 30, 2013, we determined that we would no longer manufacture or seek to develop a market for ten of our products due to a change in our business strategy as more fully described in Note 2. As a result of this decision, we recorded an impairment charge in the amount of $1,668,486 during the year ended June 30, 2013. In addition to the above, we reclassified certain other formulas with an aggregate carrying amount of approximately $10,000,000 (RMB 63,855,371) to other intangible assets. The Company has suspended plans to develop and manufacture products to be derived from these formulas but intends to retain them to mitigate competition and maintain the option of using these formulas should they be useful in the future. Accordingly, the Company has determined these formulas, which are approved by the State Food and Drug Administration, should be held as defensive assets. The Company determined that these formulas have an estimated useful life of 8 years as defensive assets.

Intangible Asset – Pharmaceutical Formulas

The Company has purchased pharmaceutical formulas that were approved by the State Food and Drug Administration of China (“SFDA”). These formulas can be renewed every 5 years without limitation for a minimum fee and are subject to certain protections under PRC drug regulations for an indefinite period of time. These regulations mitigate competition and the ability of other suppliers to replicate the Company’s products or produce comparable substitutes. These intangible assets are measured initially at cost not subject to amortization and are tested for impairment annually or in interim reporting periods if events or changes in circumstances indicate that the carrying amounts of these intangible assets might not be recoverable.

During the year ended June 30, 2013, we determined that we will no longer manufacture or seek to develop a market for ten of our products due to a change in our business strategy as more fully described in notes 1 and 2. As a result of this decision, we recorded an impairment charge in the amount of $1,668,486 during the year ended June 30, 2013. In addition to the above, we reclassified certain other formulas with an aggregate carrying amount of $10,331,414 to other intangible assets. The Company has suspended plans to develop and manufacture products to be derived from these formulas but intends to retain them to mitigate competition and maintain the option of using these formulas should they be useful in the future. Accordingly, the Company has determined these formulas, which are approved by the State Food and Drug Administration, should be held as defensive assets. The Company determined that these formulas have an estimated useful life of 8 years as defensive  assets.